UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/08

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  2800 Quarry Lake Drive
Suite 220
  Baltimore, MD 21209



Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Baltimore, MD                   12/31/2008

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   49

Form 13F Information Table Value Total:  $203,638

                                         (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

Form 13F Information Table
			Title			Value				Investment	Other		Voting Authority
Name of Issuer		of Class	CUSIP	(x$1000)	Shares	SH/PRN	Discretion	Managers	Sole	Shared	None
Home Depot		COM	437076102	 22,975 	998,045  SH 	 Sole 	 N/A 	 998,045 	0	0
Legg Mason		COM	524901105	 15,538 	709,181  SH 	 Sole 	 N/A 	 709,181 	0	0
Berkshire Hathaway B	COM	084670207	 15,160 	4,717 	 SH 	 Sole 	 N/A 	 4,717 		0	0
Wellpoint		COM	94973V107	 13,906 	330,085  SH 	 Sole 	 N/A 	 330,085 	0	0
Microsoft		COM	594918104	 13,391 	688,845  SH 	 Sole 	 N/A 	 688,845 	0	0
Pfizer			COM	717081103	 13,303 	751,138  SH 	 Sole 	 N/A 	 751,138 	0	0
Sanofi-Aventis		COM	80105N105	 13,055 	405,951  SH 	 Sole 	 N/A 	 405,951 	0	0
Ebay			COM	278642103	 10,196 	730,376  SH 	 Sole 	 N/A 	 730,376 	0	0
Corp Executive Board	COM	21988R102	 10,122 	458,855  SH 	 Sole 	 N/A 	 458,855 	0	0
Conocophillips		COM	20825C104	 9,722 	 	187,676  SH 	 Sole 	 N/A 	 187,676 	0	0
Contango Oil & Gas	COM	21075N204	 9,693 	 	172,159  SH 	 Sole 	 N/A 	 172,159 	0	0
Accenture		COM	G1150G111	 8,193 	 	249,857  SH 	 Sole 	 N/A 	 249,857 	0	0
Maxim Integrated Prod	COM	57772K101	 7,524 	 	658,881  SH 	 Sole 	 N/A 	 658,881 	0	0
Thermo Fisher Scien	COM	883556102	 6,709 	 	196,912  SH 	 Sole 	 N/A 	 196,912 	0	0
Canadian Natural Res	COM	136385101	 6,561 	 	164,101  SH 	 Sole 	 N/A 	 164,101 	0	0
American Express	COM	025816109	 6,415 	 	345,814  SH 	 Sole 	 N/A 	 345,814 	0	0
CarMax			COM	143130102	 4,039 	 	512,504  SH 	 Sole 	 N/A 	 512,504 	0	0
Sears Holdings		COM	812350106	 3,100 	 	79,759 	 SH 	 Sole 	 N/A 	 79,759 	0	0
Google			COM	38259P508	 2,366 	 	7,691 	 SH 	 Sole 	 N/A 	 7,691 		0	0
USG			COM	903293405	 2,069 	 	257,395  SH 	 Sole 	 N/A 	 257,395 	0	0
Automatic Data Proces	COM	053015103	 1,192 	 	30,299 	 SH 	 Sole 	 N/A 	 30,299 	0	0
General Dynamics	COM	369550108	 1,070 	 	18,577 	 SH 	 Sole 	 N/A 	 18,577 	0	0
Apple			COM	037833100	 964 	 	11,292 	 SH 	 Sole 	 N/A 	 11,292 	0	0
Pioneer Natural Res	COM	723787107	 907 	 	56,073 	 SH 	 Sole 	 N/A 	 56,073 	0	0
Covidien		COM	G2552X108	 823 	 	22,708 	 SH 	 Sole 	 N/A 	 22,708 	0	0
Dell			COM	24702R101	 746 		72,852 	 SH 	 Sole 	 N/A 	 72,852 	0	0
AT&T			COM	00206R102	 510 		17,898 	 SH 	 Sole 	 N/A 	 17,898 	0	0
Cisco Systems		COM	17275R102	 477 	 	29,236 	 SH 	 Sole 	 N/A 	 29,236 	0	0
B P Prudhoe Bay Royalty	COM	055630107	 447 	 	6,100 	 SH 	 Sole 	 N/A 	 6,100 		0	0
Pepsico			COM	713448108	 363 	 	6,621 	 SH 	 Sole 	 N/A 	 6,621 		0	0
Johnson & Johnson	COM	478160104	 349 	 	5,825 	 SH 	 Sole 	 N/A 	 5,825 		0	0
Exxon Mobil		COM	30231G102	 306 	 	3,839 	 SH 	 Sole 	 N/A 	 3,839 		0	0
General Electric	COM	369604103	 284 	 	17,514 	 SH 	 Sole 	 N/A 	 17,514 	0	0
T Rowe Price		COM	74144T108	 278 	 	7,835 	 SH 	 Sole 	 N/A 	 7,835 		0	0
Bio Rad Labs A		COM	90572207	 245 	 	3,250 	 SH 	 Sole 	 N/A 	 3,250 		0	0
Wal-Mart Stores		COM	931142103	 238 	 	4,238 	 SH 	 Sole 	 N/A 	 4,238 		0	0
Philip Morris Intl	COM	718172109	 222 	 	5,093 	 SH 	 Sole 	 N/A 	 5,093 		0	0
Intel			COM	458140100	 166 	 	11,297	 SH 	 Sole 	 N/A 	 11,297 	0	0
Sedona			COM	815677109	 10		132,700	 SH	 Sole	 N/A	 132,700	0	0
Minrad International	COM	60443P103	 2 	 	17,500 	 SH 	 Sole 	 N/A 	 17,500 	0	0
Paychest		COM	7084289107	 1 	 	10000000 SH 	 Sole 	 N/A 	 10,000,000 	0	0
Western Pacific Mineral	COM	7084289107	 1 	 	10000000 SH 	 Sole 	 N/A 	 10,000,000 	0	0
Caledonia Mining	COM	12932K103	 1 	 	10,000 	 SH 	 Sole 	 N/A 	 10,000 	0	0
Xxstream Entertainment	COM	98416T108	 1 	 	5000000  SH 	 Sole 	 N/A 	 5,000,000 	0	0
Lafayette Mining	COM	Q5430J109	 0 	 	45,000 	 SH 	 Sole 	 N/A 	 45,000 	0	0
Washington Mutual	COM	939322103	 0 	 	12,448 	 SH 	 Sole 	 N/A 	 12,448 	0	0
Golden Eagle Internat	COM	380961102	 0 	 	100,000  SH 	 Sole 	 N/A 	 100,000 	0	0
Gemini Explorations	COM	368657300	 0 	 	30,000 	 SH 	 Sole 	 N/A 	 30,000 	0	0
Spooz			COM	84915Q10O	 0 	 	160,000  SH 	 Sole 	 N/A 	 160,000 	0	0